Acquisitions, Goodwill, And Other Intangible Assets - Schedule Of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Goodwill [Line Items]
Beginning balance	$ 12,813	$ 12,892		$ 11,868
Acquisitions	105	0		1,064
Foreign currency exchange and other	6	(79)	[1]	(40)	[1]
Ending balance	12,924	12,813		12,892
Imaging [Member]
Goodwill [Line Items]
Beginning balance	4,409	4,433		4,449
Acquisitions	0	0		1
Foreign currency exchange and other	4	(24)	[1]	(17)	[1]
Ending balance	4,413	4,409		4,433
Ultrasound [Member]
Goodwill [Line Items]
Beginning balance	3,835	3,876		2,868
Acquisitions	105	0		1,020
Foreign currency exchange and other	1	(41)	[1]	(12)	[1]
Ending balance	3,941	3,835		3,876
PCS [Member]
Goodwill [Line Items]
Beginning balance	2,036	2,049		2,058
Acquisitions	0	0		0
Foreign currency exchange and other	1	(13)	[1]	(9)	[1]
Ending balance	2,037	2,036		2,049
PDx [Member]
Goodwill [Line Items]
Beginning balance	2,533	2,534		2,493
Acquisitions	0	0		43
Foreign currency exchange and other	0	(1)	[1]	(2)	[1]
Ending balance	$ 2,533	$ 2,533		$ 2,534

[1]	Other includes purchase accounting adjustments related to the acquisition of BK Medical which closed on December 21, 2021. There were no significant changes for the 12 months ended December 31, 2022 to the preliminary fair values that were recognized as of December 31, 2021.